Investment in Associated Entity	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investment in Associated Entity
Note 6 - Investment in Associated Entity
Caserones
In August 2021, the Company entered into an agreement to acquire an effective 0.418% Net Smelter Return ("NSR") royalty on the operating Caserones mine in northern Chile for $34,100 in cash. To purchase the Caserones Royalty and for purposes of distributing payments received from the royalty interest, the Company formed a 50%-50% partnership, Tercero, with Elemental Altus Royalties Corp. (formerly Altus Strategies Plc) which is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.
Tercero was used to purchase a 43% interest in Sociedad Legal Minera California Una de la Sierra Pena Negra ("SLM California") through a Share Purchase Agreement for $68,200. Separately, the Company entered into a Credit Agreement with Sprott Private Resource Lending II (Collector), LP ("Sprott") (Note 10) to finance its portion of the purchase price. SLM California has a right to 67.5% of the 2.88% Caserones NSR royalty. SLM California's sole purpose is to administer the company, pay Chilean taxes and distribute its royalty proceeds to the shareholders, including Tercero. The 50% interest in Tercero provides EMX with the right to an effective 0.418% royalty interest.
During the year ended December 31, 2022, the Company increased its effective NSR to 0.7335% by acquiring an additional 16.23% interest in SLM California for $25,742 through its wholly-owned subsidiary EMX Chile SpA.
During the year ended December 31, 2023, the Company increased its effective NSR to 0.7775% by acquiring an additional 2.26% interest in SLM California for $3,517 through its wholly-owned subsidiary EMX Chile SpA.
Subsequent to year end, the Company increased its effective NSR to 0.8306% by acquiring an additional 2.737% interest in SLM California for $4,742 pursuant to an agreement with Franco Nevada, through its wholly-owned subsidiary EMX Chile SpA.
The Company through its Tercero and EMX Chile SpA combined interests does not control operational decisions and is eligible to appoint a director to serve on the Board of SLM California. The Company's judgment is that it has significant influence, but not control and accordingly equity accounting is appropriate.
The following table summarizes the changes in the carrying amount of the Company's investment in SLM California:

		For the year ended December 31,
	2023	2022
Opening Balance	$58,189	$34,781
Capital Investment	3,517	25,742
Company's share of net income of associated entity	4,134	2,890
Distributions	(7,013)	(5,224)
Ending Balance	$58,827	$58,189
Summarized financial information for the Company's investment in SLM California and reflecting adjustments made by the Company, including adjustments made at the time of acquisition is as follows:

		For the year ended December 31,
	2023	2022
Royalty Revenue	$26,024	$18,887
Net income	10,338	7,660
The Company's ownership %	40.0	37.7
Company's share of net income of SLM California	$4,134	$2,890
Note 6 - Investment in Associated Entity (continued)
Income generated from the Company’s investment in SLM California is included in equity income from an investment in an associated entity. During the year ended December 31, 2023, the Company’s share of the royalty revenue in SLM California totaled $10,407 (2022 – $7,120).

		For the year ended December 31,
	2023	2022
Current assets	$11,252	$9,187
Non-current assets	-	-
Total liabilities	(6,709)	(5,298)
Net assets	4,543	3,889
The Company's ownership %	40.0	37.7
Acquisition fair value and other adjustments	57,010	56,722
Carrying amount of investment in associated entity	$58,827	$58,189